Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Foreign Exchange Rates

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the period ended June 30, 2022	As of and for the period ended June 30, 2021
Year/Period-end MYR:US$1 exchange rate	4.4055	4.1520
Year/Period-average MYR:US$1 exchange rate	4.2704	4.0981
Year/Period-end MYR:HKD$1 exchange rate	0.5614	0.5350
Year/Period-average MYR:HKD$1 exchange rate	0.5458	0.5280
Year/Period-end MYR:SGD$1 exchange rate	3.1656	3.0902
Year/Period-average MYR:SGD$1 exchange rate	3.1295	3.0749
Year/Period-end MYR:CNY$1 exchange rate	0.6581	0.6433
Year/Period-average MYR:CNY$1 exchange rate	0.6594	0.6333

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2020
Year/Period-end MYR:US$1 exchange rate	4.1650	4.0170
Year/Period-average MYR:US$1 exchange rate	4.1456	4.1062
Year/Period-end MYR:HKD$1 exchange rate	0.5353	0.5182
Year/Period-average MYR:HKD$1 exchange rate	0.5334	0.5297
Year/Period-end MYR:SGD$1 exchange rate	3.0869	3.0396
Year/Period-average MYR:SGD$1 exchange rate	3.0842	3.0502
Year/Period-end MYR:CNY$1 exchange rate	0.6549	0.6141
Year/Period-average MYR:CNY$1 exchange rate	0.6427	0.6200